Guarantees, Pledged Assets and Collateral, and Other Commitments Guarantees, Other Commitments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Other Commitments [Line Items]
Resale Agreements, Funded Amounts Outstanding		$ 0	$ 0
Resale Agreements, Unfunded Commitments		$ 9,800	2,800
Description of Guarantees Given by Registrant		The Parent fully and unconditionally guarantees the payment of principal, interest, and any other amounts that may be due on securities that its 100% owned finance subsidiary, Wells Fargo Finance LLC, may issue.
Liabilities	[1]	$ 1,698,817	1,743,678
Other commitments and guarantees [Member] | Wells Fargo Finance, LLC [Member]
Other Commitments [Line Items]
Liabilities		5	0
Purchase Commitment [Member] | Debt securities [Member]
Other Commitments [Line Items]
Other Commitment		335	194
Purchase Commitment [Member] | Equity securities [Member]
Other Commitments [Line Items]
Other Commitment		$ 2,500	$ 2,200

[1]	$221 million and $342 million; and Total assets, $14.1 billion and $13.6 billion, respectively.(5)Our consolidated liabilities at December 31, 2018 and 2017, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $0 million and $5 million; Accrued expenses and other liabilities, $191 million and $132 million; Long-term debt, $816 million and $1.5 billion; and Total liabilities, $1.0 billion and $1.6 billion, respectively.